Debt	12 Months Ended
Dec. 31, 2020
Hoya Intermediate, LLC [Member]
Short-term Debt [Line Items]
Debt
13. D
EBT
The Company’s outstanding debt at December 31, 2019 and 2020 is comprised of the following (in thousands):

	2019	2020
June 2017 First Lien Loan	$624,577	$618,721
May 2020 First Lien Loan	—	275,678

Total long-term debt, gross	624,577	894,399
Less: unamortized debt issuance costs	(12,132)	(17,084)

Total long-term debt, net of issuance costs	612,445	877,315
Less: current portion	(5,856)	(6,412)

Total long-term debt, net	$606,589	$870,903

First Lien Loans
— On June 30, 2017, the Company entered into a $575,000 thousand first lien debt facility, comprised of a $50,000 thousand revolving facility (the “Revolving Facility”) and a $525,000 thousand term loan (the “June 2017 First Lien Loan”), and a second lien credit facility, comprised of a $185,000 thousand second lien term loan (the “June 2017 Second Lien Loan”). The First Lien Loan was amended to upsize the committed amount by $115,000 thousand on July 2, 2018. On October 28, 2019, the Company paid off its June 2017 Second Lien Loan balance. The underlying credit facility was subsequently retired on May 22, 2020.
On May 22, 2020, the Company entered into a new $260,000 thousand first lien term loan (the “May 2020 First Lien Loan”) that is pari passu with the June 2017 First Lien Loan. The proceeds from the May 2020 First Lien Loan were used for general corporate purposes and to extinguish and retire the Revolving Facility in full.
All obligations under the June 2017 First Lien Loan and May 2020 First Lien Loan are unconditionally guaranteed by the Company and substantially all the Company’s existing and future direct and indirect wholly owned domestic subsidiaries.
The amortization of original issue discount and debt issuance costs on the June 2017 First Lien Loan and May 2020 First Lien Loan was $2,860 thousand and $3,655 thousand for the years ended December 31, 2019 and 2020, respectively, and is presented in Interest expense — net in the Consolidated Statements of Operations and Comprehensive Loss.
The key terms of the Company’s debt agreements are as follows:
June 2017 First Lien Loan
— The June 2017 First Lien Loan matures on June 30, 2024 and requires quarterly amortization payments equal to approximately 1.0% of the original principal per annum. The Revolving Facility did not
require periodic payments. All obligations under the June 2017 First Lien Loan are secured, subject to permitted liens and other exceptions, by first-priority perfected security interests in substantially all of the assets of the Company.
The June 2017 First Lien Loan is required to be prepaid, subject to certain exceptions, upon the following conditions: (i) up to 50.0% of excess cash flow subject to certain leverage ratios; (ii) all of the net cash proceeds of certain asset sales or insurance/condemnation events subject to certain leverage ratios; and (iii) all of the net cash proceeds of any issuance or incurrence of debt other than permitted debt.
At the Company’s option, the June 2017 First Lien Loan bears periodic interest of either (A) the LIBOR rate plus an applicable margin, ranging from 3.00% to 3.50% per annum based on the Company’s first lien net leverage ratio, or (B) the base rate plus an applicable margin, ranging from 2.00% to 2.50% per annum based on the Company’s first lien net leverage ratio. The LIBOR rate for the June 2017 First Lien Loan is subject to a 1.00% floor.
The effective interest rate on the June 2017 First Lien Loan was 5.3% and 4.5% per annum at December 31, 2019 and 2020, respectively.
May 2020 First Lien Loan
— The May 2020 First Lien Loan matures on May 22, 2026, with springing maturity to June 30, 2024 if the June 2017 First Lien Loan, or a refinancing thereof with scheduled payments of principal prior to June 30, 2024, remains outstanding as of that date, and has no required amortization payments. All obligations under the May 2020 First Lien Loan are secured, subject to permitted liens and other exceptions, by first-priority perfected security interests in substantially all of the assets of the Company.
The May 2020 First Lien Loan is required to be prepaid, subject to certain exceptions, upon the following conditions: (i) up to 50.0% of excess cash flow subject to certain leverage ratios; (ii) all of the net cash proceeds of certain asset sales or insurance/condemnation events subject to certain leverage ratios; and (iii) all of the net cash proceeds of any issuance or incurrence of debt other than permitted debt.
The interest rate for the May 2020 First Lien Loan is determined using a LIBOR rate plus an applicable margin of 9.50% per annum, or a base rate plus an applicable margin of 8.50% per annum. The LIBOR rate is subject to a 1.00% floor and the base rate is subject to a 2.00% floor. For any period ending prior to May 22, 2022, the Company may submit paid-in-kind elections, whereby the entire outstanding balance will be charged interest at 11.50% per annum and interest amounts will be added to the outstanding principal. On and after May 22, 2022 but prior to May 22, 2023, the Company may submit paid-in-kind elections with respect to all or some of the outstanding balance, whereby the portion for which such paid-in-kind election was made will be charged interest at a rate equal to the sum of i) 5.0% per annum and ii) at the Borrower’s election, a LIBOR rate plus an applicable margin of 5.00% per annum, or a base rate plus an applicable margin of 4.00% per annum. The effective interest rate on the May 2020 First Lien Loan was 11.50% per annum at December 31, 2020.
For certain prepayments and repricing transactions of the May 2020 First Lien Loan that occur prior to May 22, 2023, the Company would owe a prepayment penalty of 3.0% on the first $91,000 thousand of prepayments. For prepayments greater than $91,000 thousand prior to May 22, 2022, the amount exceeding $91,000 thousand would be subject to a prepayment penalty equal to the greater of i) 6.0% and ii) the excess of the discounted measure of principal and interest due upon the second anniversary of the effective date and the outstanding principal at the time of the prepayment. For prepayments greater than $91,000 thousand on or after May 22, 2022 and prior to May 22, 2023, the amount exceeding $91,000 thousand would be subject to a prepayment penalty equal to 6.0%.
The following is a summary of activity related to debt instruments during the years ended December 31, 2019 and 2020:
June 2017 First Lien Loan principal payments
— The Company made principal payments of $6,967 thousand and $5,856 thousand during the years ended December 31, 2019 and 2020, respectively.
October 2019 Second Lien payoff
— On October 28, 2019, the Company paid off its remaining June 2017 Second Lien Loan balance using $40,000 thousand of available cash. The debt extinguishment resulted in a loss of $2,414 thousand and is presented in Loss on extinguishment of debt in the Consolidated Statements of Operations and Comprehensive Loss. The loss includes the remaining balance of the original issuance discount and issuance costs of $2,014 thousand and a $400 thousand prepayment penalty.
Revolving Facility drawdown and repayment
— On March 17, 2020, the Company borrowed $50,000 thousand using its Revolving Facility. This amount was repaid (and the Revolving Facility terminated in full) on May 22, 2020. The debt extinguishment resulted in a loss of $685 thousand and is presented in Loss on extinguishment of debt in the Consolidated Statements of Operations and Comprehensive Loss.
May 2020 First Lien Loan borrowing
— On May 22, 2020, the Company entered into the May 2020 First Lien Loan and used the proceeds to, among other things, repay and extinguish the Revolving Facility. The total original debt discount costs and original debt issuance costs related to the May 2020 First Lien Loan borrowing were $6,500 thousand and $1,979 thousand, respectively, and are presented in Long-term debt – net in the Consolidated Balance Sheets. As there is a springing maturity feature related to the May 2020 First Lien Loan, these costs are being amortized through June 30, 2024.
Future maturities of our outstanding debt, excluding interest, as of December 31, 2020 were as follows (in thousands):

2021	$6,412
2022	6,412
2023	6,412
2024	875,163
2025	—

Total	$894,399

The Company is subject to certain reporting and compliance-related covenants to remain in good standing under the June 2017 First Lien Loan and May 2020 First Lien Loan. These covenants, among other things, limit the ability of the Company to incur additional indebtedness, and in certain circumstances, create restrictions on the ability to enter into transactions with affiliates; create liens; merge or consolidate; and make certain payments.
Non-compliance
with these covenants and failure to remedy could result in the acceleration of the loans or foreclosure on the collateral. As of December 31, 2020, the Company was in compliance with all of its debt covenants related to the June 2017 First Lien Loan and May 2020 First Lien Loan.